Subsequent Events - Additional Information (Details) - CIK 0001816261 Executive Network Partnering Corp - USD ($) $ / shares in Units, $ in Millions	Oct. 20, 2022	Oct. 12, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Class A
Subsequent Events
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Common Class B
Subsequent Events
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Events
Voting power of outstanding voting capital stock as of the date of the Special Meeting	78.90%
Subsequent Event [Member] | Common Class A
Subsequent Events
Number of shares redeemed		39,343,496
Redemption price		$ 10.07
Aggregate redemption amount		$ 396.1
Holder of number of common stock who were present in person or by proxy	30,908,389
Common stock par value	$ 0.0001
Subsequent Event [Member] | Common Class B
Subsequent Events
Holder of number of common stock who were present in person or by proxy	300,000
Common stock par value	$ 0.0001
Subsequent Event [Member] | Common Class F
Subsequent Events
Holder of number of common stock who were present in person or by proxy	828,000
Common stock par value	$ 0.0001